UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	10-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

Investor Class (ARYVX)	October 31, 2025

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.11%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund Investor Class returned 1.79% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	1.79%	7.08%	5.59%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$800,757,049
Management Fees (dollars paid during the reporting period)	$3,868,711
Portfolio Turnover Rate	137%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076464

ANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

I Class (ARYNX)	October 31, 2025

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$92	0.91%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund I Class returned 1.99% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	1.99%	7.30%	5.80%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$800,757,049
Management Fees (dollars paid during the reporting period)	$3,868,711
Portfolio Turnover Rate	137%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076456

ANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

Y Class (ARYYX)	October 31, 2025

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$77	0.76%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund Y Class returned 2.14% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.14%	7.47%	6.58%	4/10/17
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.84%	—
Performance Index
S&P Developed REIT	1.58%	6.83%	3.42%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$800,757,049
Management Fees (dollars paid during the reporting period)	$3,868,711
Portfolio Turnover Rate	137%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F844

ANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

A Class (ARYMX)	October 31, 2025

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$137	1.36%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund A Class returned 1.54% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	1.54%	6.83%	5.33%
A Class - with sales charge	-4.30%	5.57%	4.70%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$800,757,049
Management Fees (dollars paid during the reporting period)	$3,868,711
Portfolio Turnover Rate	137%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076498

ANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

C Class (ARYTX)	October 31, 2025

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$212	2.11%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund C Class returned 0.77% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	0.77%	6.03%	4.53%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$800,757,049
Management Fees (dollars paid during the reporting period)	$3,868,711
Portfolio Turnover Rate	137%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076480

ANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

R Class (ARYWX)	October 31, 2025

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$162	1.61%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R Class returned 1.28% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	1.28%	6.55%	5.06%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$800,757,049
Management Fees (dollars paid during the reporting period)	$3,868,711
Portfolio Turnover Rate	137%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076472

ANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

R5 Class (ARYGX)	October 31, 2025

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$92	0.91%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R5 Class returned 1.99% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	1.99%	7.30%	6.41%	4/10/17
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.84%	—
Performance Index
S&P Developed REIT	1.58%	6.83%	3.42%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$800,757,049
Management Fees (dollars paid during the reporting period)	$3,868,711
Portfolio Turnover Rate	137%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F851

ANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

R6 Class (ARYDX)	October 31, 2025

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$77	0.76%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R6 Class returned 2.22% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	2.22%	7.47%	5.96%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$800,757,049
Management Fees (dollars paid during the reporting period)	$3,868,711
Portfolio Turnover Rate	137%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076290

ANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

G Class (ACIWX)	October 31, 2025

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund G Class returned 2.93% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	2.93%	2.74%	3/1/22
Regulatory Index
MSCI ACWI	22.64%	12.74%	—
Performance Index
S&P Developed REIT	1.58%	0.16%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$800,757,049
Management Fees (dollars paid during the reporting period)	$3,868,711
Portfolio Turnover Rate	137%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F612

ANNUAL SHAREHOLDER REPORT
Real Estate Fund

Investor Class (REACX)	October 31, 2025

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.16%

What were the key factors that affected the fund’s performance?
Real Estate Fund Investor Class returned (2.94)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	-2.94%	7.36%	5.17%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$534,262,465
Management Fees (dollars paid during the reporting period)	$6,056,719
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076886

ANNUAL SHAREHOLDER REPORT
Real Estate Fund

I Class (REAIX)	October 31, 2025

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$95	0.96%

What were the key factors that affected the fund’s performance?
Real Estate Fund I Class returned (2.74)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	-2.74%	7.57%	5.38%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$534,262,465
Management Fees (dollars paid during the reporting period)	$6,056,719
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076878

ANNUAL SHAREHOLDER REPORT
Real Estate Fund

Y Class (ARYEX)	October 31, 2025

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$80	0.81%

What were the key factors that affected the fund’s performance?
Real Estate Fund Y Class returned (2.62)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	-2.62%	7.74%	5.30%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$534,262,465
Management Fees (dollars paid during the reporting period)	$6,056,719
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F828

ANNUAL SHAREHOLDER REPORT
Real Estate Fund

A Class (AREEX)	October 31, 2025

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$139	1.41%

What were the key factors that affected the fund’s performance?
Real Estate Fund A Class returned (3.20)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	-3.20%	7.09%	4.90%
A Class - with sales charge	-8.76%	5.83%	4.28%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$534,262,465
Management Fees (dollars paid during the reporting period)	$6,056,719
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076860

ANNUAL SHAREHOLDER REPORT
Real Estate Fund

C Class (ARYCX)	October 31, 2025

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$212	2.16%

What were the key factors that affected the fund’s performance?
Real Estate Fund C Class returned (3.94)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	-3.94%	6.29%	4.12%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$534,262,465
Management Fees (dollars paid during the reporting period)	$6,056,719
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076555

ANNUAL SHAREHOLDER REPORT
Real Estate Fund

R Class (AREWX)	October 31, 2025

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$163	1.66%

What were the key factors that affected the fund’s performance?
Real Estate Fund R Class returned (3.44)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	-3.44%	6.82%	4.64%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$534,262,465
Management Fees (dollars paid during the reporting period)	$6,056,719
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076548

ANNUAL SHAREHOLDER REPORT
Real Estate Fund

R5 Class (ARREX)	October 31, 2025

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$95	0.96%

What were the key factors that affected the fund’s performance?
Real Estate Fund R5 Class returned (2.77)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	-2.77%	7.57%	5.15%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$534,262,465
Management Fees (dollars paid during the reporting period)	$6,056,719
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F836

ANNUAL SHAREHOLDER REPORT
Real Estate Fund

R6 Class (AREDX)	October 31, 2025

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$80	0.81%

What were the key factors that affected the fund’s performance?
Real Estate Fund R6 Class returned (2.62)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	-2.62%	7.74%	5.54%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$534,262,465
Management Fees (dollars paid during the reporting period)	$6,056,719
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076282

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$42,300
FY 2025:	$43,780

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$98,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

October 31, 2025

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)
G Class (ACIWX)
Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Global Real Estate Fund

OCTOBER 31, 2025

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 7.9%
Charter Hall Group	687,839	$10,102,088
Goodman Group	1,172,348	25,285,406
NEXTDC Ltd.(1)	540,760	5,559,518
Scentre Group	5,090,182	13,559,399
Stockland	2,180,211	9,013,820
		63,520,231
Belgium — 0.9%
Aedifica SA	103,029	7,524,045
Canada — 2.7%
Chartwell Retirement Residences	1,176,113	17,332,898
GO Residential Real Estate Investment Trust	356,050	4,076,772
		21,409,670
China — 0.9%
GDS Holdings Ltd., ADR(1)(2)	214,697	7,664,683
France — 1.2%
Unibail-Rodamco-Westfield(1)	89,955	9,301,636
Hong Kong — 1.3%
Hang Lung Properties Ltd.	4,587,000	5,107,819
Hongkong Land Holdings Ltd.	870,400	5,318,420
		10,426,239
India — 0.6%
Mindspace Business Parks REIT	872,568	4,570,584
Japan — 6.1%
GLP J-Reit	5,336	4,837,316
Japan Hotel REIT Investment Corp.	9,558	5,567,955
Japan Metropolitan Fund Invest	6,003	4,643,752
Mitsui Fudosan Co. Ltd.	1,106,900	11,525,486
Orix JREIT, Inc.	7,965	5,391,349
Sumitomo Realty & Development Co. Ltd.	389,200	16,617,667
		48,583,525
Netherlands — 0.6%
CTP NV(2)	235,083	4,902,215
Singapore — 3.3%
CapitaLand Integrated Commercial Trust	7,241,600	13,165,152
Frasers Centrepoint Trust	2,110,600	3,794,193
Keppel DC REIT	5,020,412	9,212,124
		26,171,469
Spain — 2.5%
Merlin Properties Socimi SA	627,980	9,782,840
Neinor Homes SA(1)	532,649	10,591,233
		20,374,073
United Kingdom — 2.9%
Big Yellow Group PLC	614,506	8,988,313
Segro PLC	1,028,650	9,439,266
Tritax Big Box REIT PLC	2,300,352	4,541,023
		22,968,602
United States — 68.4%
American Healthcare REIT, Inc.	488,672	22,146,615
American Homes 4 Rent, Class A	247,644	7,825,550

Schedule of Investments - Global Real Estate Fund

	Shares	Value
AvalonBay Communities, Inc.	81,012	$14,089,607
Brixmor Property Group, Inc.	684,806	17,914,525
Broadstone Net Lease, Inc.	782,446	14,021,432
CareTrust REIT, Inc.	226,203	7,837,934
CBRE Group, Inc., Class A(1)	83,539	12,733,850
CubeSmart	275,402	10,374,393
Digital Realty Trust, Inc.	182,003	31,015,131
Equinix, Inc.	52,984	44,824,994
Essential Properties Realty Trust, Inc.	581,774	17,383,407
Essex Property Trust, Inc.	53,259	13,409,019
Extra Space Storage, Inc.	144,669	19,319,098
First Industrial Realty Trust, Inc.	184,928	10,222,820
Host Hotels & Resorts, Inc.	318,306	5,099,262
Hudson Pacific Properties, Inc.(1)	1,867,528	4,556,768
Iron Mountain, Inc.	198,072	20,391,512
Kilroy Realty Corp.(2)	149,220	6,304,545
Macerich Co.	639,747	10,971,661
Millrose Properties, Inc.	224,440	7,229,212
Prologis, Inc.	521,021	64,653,496
Simon Property Group, Inc.	128,871	22,650,367
SL Green Realty Corp.(2)	40,891	2,099,753
Smartstop Self Storage REIT, Inc.(2)	134,648	4,625,159
Tanger, Inc.	321,324	10,462,310
UDR, Inc.	182,031	6,132,624
Urban Edge Properties	646,879	12,439,483
Ventas, Inc.	383,274	28,281,789
VICI Properties, Inc.	244,210	7,323,858
Vornado Realty Trust	191,364	7,260,350
Welltower, Inc.	387,686	70,186,674
WP Carey, Inc.	212,344	14,014,704
		547,801,902
TOTAL COMMON STOCKS (Cost $633,474,758)		795,218,874
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,334	11,334
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,744,049	14,744,049
		14,755,383
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $6,836,042), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $6,704,318)		6,702,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,457,383)		21,457,383
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $654,932,141)		816,676,257
OTHER ASSETS AND LIABILITIES — (2.0)%		(15,919,208)
TOTAL NET ASSETS — 100.0%		$800,757,049

Schedule of Investments - Global Real Estate Fund

SECTOR ALLOCATION
(as a % of net assets)
Health Care	19.2%
Retail	17.0%
Industrial	15.5%
Diversified	12.5%
Data Centers	12.3%
Residential	7.0%
Self Storage	5.4%
Specialty	5.0%
Office	3.2%
Lodging/Resorts	1.3%
Gaming REITs	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(2.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,516,376. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,864,586, which includes securities collateral of $120,537.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$63,520,231	—
Belgium	—	7,524,045	—
Canada	—	21,409,670	—
France	—	9,301,636	—
Hong Kong	—	10,426,239	—
India	—	4,570,584	—
Japan	—	48,583,525	—
Netherlands	—	4,902,215	—
Singapore	—	26,171,469	—
Spain	—	20,374,073	—
United Kingdom	—	22,968,602	—
Other Countries	$555,466,585	—	—
Short-Term Investments	14,755,383	6,702,000	—
	$570,221,968	$246,454,289	—

See Notes to Financial Statements.

Schedule of Investments - Real Estate Fund

OCTOBER 31, 2025

	Shares	Value
COMMON STOCKS — 99.5%
Data Centers — 11.9%
Digital Realty Trust, Inc.	161,371	$27,499,232
Equinix, Inc.	42,311	35,795,529
		63,294,761
Diversified — 3.7%
Broadstone Net Lease, Inc.	537,573	9,633,308
WP Carey, Inc.	156,372	10,320,552
		19,953,860
Gaming REITs — 2.8%
VICI Properties, Inc.	504,346	15,125,337
Health Care — 20.0%
American Healthcare REIT, Inc.	397,321	18,006,588
CareTrust REIT, Inc.	204,183	7,074,941
Ventas, Inc.	295,236	21,785,464
Welltower, Inc.	330,683	59,866,850
		106,733,843
Industrial — 12.4%
First Industrial Realty Trust, Inc.	202,681	11,204,206
Prologis, Inc.	444,731	55,186,670
		66,390,876
Lodging/Resorts — 1.1%
Host Hotels & Resorts, Inc.	364,319	5,836,390
Office — 3.4%
COPT Defense Properties	90,351	2,545,188
Hudson Pacific Properties, Inc.(1)	1,111,963	2,713,190
Kilroy Realty Corp.	116,461	4,920,477
SL Green Realty Corp.(2)	50,773	2,607,193
Vornado Realty Trust	145,489	5,519,853
		18,305,901
Residential — 7.7%
American Homes 4 Rent, Class A	260,633	8,236,003
AvalonBay Communities, Inc.	64,898	11,287,060
Camden Property Trust	31,966	3,179,978
Essex Property Trust, Inc.	39,163	9,860,069
GO Residential Real Estate Investment Trust	240,283	2,751,240
UDR, Inc.	176,684	5,952,484
		41,266,834
Retail — 14.2%
Brixmor Property Group, Inc.	394,765	10,327,052
Essential Properties Realty Trust, Inc.	403,167	12,046,630
Macerich Co.	445,665	7,643,155
Regency Centers Corp.	117,031	8,069,287
Simon Property Group, Inc.	110,631	19,444,505
Tanger, Inc.	289,377	9,422,115
Urban Edge Properties	469,604	9,030,485
		75,983,229
Self Storage — 5.8%
CubeSmart	269,372	10,147,243
Extra Space Storage, Inc.	131,845	17,606,581
Smartstop Self Storage REIT, Inc.(2)	97,233	3,339,954
		31,093,778

Schedule of Investments - Real Estate Fund

	Shares	Value
Specialty — 5.9%
CBRE Group, Inc., Class A(1)	55,346	$8,436,391
Iron Mountain, Inc.	169,255	17,424,802
Millrose Properties, Inc.	166,584	5,365,671
		31,226,864
Telecommunications — 9.4%
American Tower Corp.	170,953	30,597,168
Crown Castle, Inc.	217,702	19,641,074
		50,238,242
Timberland REITs — 1.2%
Weyerhaeuser Co.	277,206	6,375,738
TOTAL COMMON STOCKS (Cost $411,714,527)		531,825,653
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,717	5,717
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,020,188	4,020,188
		4,025,905
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 11/15/53, valued at $3,221,181),at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $3,159,092)		3,158,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,183,905)		7,183,905
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $418,898,432)		539,009,558
OTHER ASSETS AND LIABILITIES — (0.9)%		(4,747,093)
TOTAL NET ASSETS — 100.0%		$534,262,465

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,919,695. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,020,188.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$529,074,413	$2,751,240	—
Short-Term Investments	4,025,905	3,158,000	—
	$533,100,318	$5,909,240	—

See Notes to Financial Statements.

Statements of Assets and Liabilities

OCTOBER 31, 2025
	Global Real Estate Fund	Real Estate Fund
Assets
Investment securities, at value	$801,932,208	$534,989,370
Investment made with cash collateral received for securities on loan, at value	14,744,049	4,020,188
Receivable for investments sold	4,708,221	—
Receivable for capital shares sold	356,306	238,133
Dividends and interest receivable	1,100,011	122,243
Securities lending receivable	1,480	81
Other assets	419	—
	822,842,694	539,370,015

Liabilities
Payable for collateral received for securities on loan	14,744,049	4,020,188
Payable for investments purchased	6,616,433	—
Payable for capital shares redeemed	249,880	614,511
Accrued management fees	352,287	463,506
Distribution and service fees payable	2,448	9,345
Accrued foreign taxes	120,548	—
	22,085,645	5,107,550

Net Assets	$800,757,049	$534,262,465

Net Assets Consist of:
Capital (par value and paid-in surplus)	$683,912,252	$438,655,820
Distributable earnings (loss)	116,844,797	95,606,645
	$800,757,049	$534,262,465

Investment securities, at cost	$640,188,092	$414,878,244
Investment securities on loan, at value	$14,516,376	$3,919,695
Investment made with cash collateral received for securities on loan, at cost	$14,744,049	$4,020,188

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Global Real Estate Fund
Investor Class, $0.01 Par Value	$152,304,520	11,090,411	$13.73
I Class, $0.01 Par Value	$190,355,480	13,819,549	$13.77
Y Class, $0.01 Par Value	$51,482,898	3,732,347	$13.79
A Class, $0.01 Par Value	$2,731,324	199,640	$13.68
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.51
C Class, $0.01 Par Value	$726,571	53,734	$13.52
R Class, $0.01 Par Value	$2,866,536	210,067	$13.65
R5 Class, $0.01 Par Value	$30,850	2,240	$13.77
R6 Class, $0.01 Par Value	$32,133,156	2,332,148	$13.78
G Class, $0.01 Par Value	$368,125,714	26,577,512	$13.85
Real Estate Fund
Investor Class, $0.01 Par Value	$264,057,448	10,090,111	$26.17
I Class, $0.01 Par Value	$43,809,834	1,667,077	$26.28
Y Class, $0.01 Par Value	$12,759,074	485,624	$26.27
A Class, $0.01 Par Value	$17,691,179	677,262	$26.12
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$27.71
C Class, $0.01 Par Value	$434,692	17,290	$25.14
R Class, $0.01 Par Value	$11,714,279	453,339	$25.84
R5 Class, $0.01 Par Value	$127,815	4,863	$26.28
R6 Class, $0.01 Par Value	$183,668,144	6,991,508	$26.27
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED OCTOBER 31, 2025
	Global Real Estate Fund	Real Estate Fund
Investment Income (Loss)
Income:
Dividends	$26,373,732	$18,304,613
Interest	319,228	199,664
Securities lending, net	32,375	4,015
Less foreign taxes withheld	(819,173)	(6,254)
	25,906,162	18,502,038

Expenses:
Management fees	7,158,612	6,056,719
Distribution and service fees:
A Class	6,483	46,427
C Class	7,351	6,363
R Class	12,054	61,965
Directors' fees and expenses	25,741	18,781
Other expenses	6,952	40,634
	7,217,193	6,230,889
Fees waived	(3,289,901)	—
	3,927,292	6,230,889

Net investment income (loss)	21,978,870	12,271,149

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,091,650	23,236,794
Foreign currency translation transactions	(93,971)	—
	7,997,679	23,236,794

Change in net unrealized appreciation (depreciation) on:
Investments*	(10,458,324)	(56,806,076)
Translation of assets and liabilities in foreign currencies	(3,372)	—
	(10,461,696)	(56,806,076)

Net realized and unrealized gain (loss)	(2,464,017)	(33,569,282)

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,514,853	$(21,298,133)
*Includes (increase) decrease in accrued foreign taxes	$(120,548)	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2025 AND OCTOBER 31, 2024
	Global Real Estate Fund		Real Estate Fund
Increase (Decrease) in Net Assets	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Operations
Net investment income (loss)	$21,978,870	$19,821,093	$12,271,149	$14,125,422
Net realized gain (loss)	7,997,679	36,439,845	23,236,794	20,480,217
Change in net unrealized appreciation (depreciation)	(10,461,696)	167,524,046	(56,806,076)	156,814,703
Net increase (decrease) in net assets resulting from operations	19,514,853	223,784,984	(21,298,133)	191,420,342

Distributions to Shareholders
From earnings:
Investor Class	(3,096,227)	(2,173,856)	(5,376,373)	(5,497,199)
I Class	(3,683,010)	(4,505,797)	(1,096,716)	(1,636,279)
Y Class	(1,155,478)	(456,520)	(338,866)	(3,013)
A Class	(47,008)	(55,222)	(315,312)	(360,693)
C Class	(8,697)	(4,241)	(6,241)	(9,315)
R Class	(33,434)	(30,936)	(183,699)	(165,330)
R5 Class	(323)	(403)	(2,399)	(6,860)
R6 Class	(457,752)	(379,542)	(5,015,974)	(6,484,520)
G Class	(14,644,568)	(16,199,796)	—	—
From tax return of capital
Investor Class	—	—	(538,837)	(250,981)
I Class	—	—	(107,688)	(73,067)
Y Class	—	—	(31,660)	(134)
A Class	—	—	(31,459)	(16,140)
C Class	—	—	(555)	(393)
R Class	—	—	(18,935)	(7,673)
R5 Class	—	—	(245)	(102)
R6 Class	—	—	(435,673)	(306,406)
Decrease in net assets from distributions	(23,126,497)	(23,806,313)	(13,500,632)	(14,818,105)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(31,339,122)	(24,833,382)	(146,994,111)	(64,079,771)

Net increase (decrease) in net assets	(34,950,766)	175,145,289	(181,792,876)	112,522,466

Net Assets
Beginning of period	835,707,815	660,562,526	716,055,341	603,532,875
End of period	$800,757,049	$835,707,815	$534,262,465	$716,055,341

See Notes to Financial Statements.

Notes to Financial Statements

OCTOBER 31, 2025

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Global Real Estate Fund	Investor, I, Y, A, C, R, R5, R6, G
Real Estate Fund	Investor, I, Y, A, C, R, R5, R6

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Global Real Estate Fund	Annually
Real Estate Fund	Quarterly

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee including any waiver impacts are as follows:

Global Real Estate Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.11%	—
I Class	0.91%	—
Y Class	0.76%	—
A Class	1.11%	—
C Class	1.11%	—
R Class	1.11%	—
R5 Class	0.91%	—
R6 Class	0.76%	—
G Class	0.00%(1)	$3,289,901
(1)Annual management fee before waiver was 0.76%.

For each fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for the period ended October 31, 2025 are as follows:

Real Estate Fund	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.15%	1.15%
I Class	0.80% to 0.95%	0.95%
Y Class	0.65% to 0.80%	0.80%
A Class	1.00% to 1.15%	1.15%
C Class	1.00% to 1.15%	1.15%
R Class	1.00% to 1.15%	1.15%
R5 Class	0.80% to 0.95%	0.95%
R6 Class	0.65% to 0.80%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Global Real Estate Fund	American Century Asset Allocation Portfolios, Inc.	36%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended October 31, 2025 were as follows:

	Global Real Estate Fund	Real Estate Fund
Purchases	$1,137,459,187	$687,353,838
Sales	$1,171,712,404	$832,151,290

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Global Real Estate Fund
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	3,034,231	$41,569,853	3,576,984	$43,796,053
Issued in reinvestment of distributions	232,680	3,087,667	176,989	2,162,809
Redeemed	(1,427,484)	(18,962,781)	(1,849,938)	(22,903,440)
	1,839,427	25,694,739	1,904,035	23,055,422
I Class/Shares Authorized	80,000,000		80,000,000
Sold	4,037,852	53,307,298	4,657,349	58,296,398
Issued in reinvestment of distributions	276,650	3,676,672	367,581	4,495,516
Redeemed	(2,530,061)	(33,161,508)	(6,609,790)	(80,214,609)
	1,784,441	23,822,462	(1,584,860)	(17,422,695)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	681,260	9,065,410	2,766,620	33,866,021
Issued in reinvestment of distributions	86,943	1,155,478	37,328	456,520
Redeemed	(665,154)	(8,876,699)	(458,730)	(5,911,749)
	103,049	1,344,189	2,345,218	28,410,792
A Class/Shares Authorized	20,000,000		20,000,000
Sold	69,134	923,777	48,068	606,289
Issued in reinvestment of distributions	3,398	45,019	4,235	51,669
Redeemed	(64,529)	(849,711)	(68,313)	(826,998)
	8,003	119,085	(16,010)	(169,040)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	16,151	217,271	44,302	536,611
Issued in reinvestment of distributions	659	8,687	350	4,241
Redeemed	(20,332)	(264,712)	(12,842)	(155,236)
	(3,522)	(38,754)	31,810	385,616
R Class/Shares Authorized	20,000,000		20,000,000
Sold	119,237	1,580,005	71,197	896,464
Issued in reinvestment of distributions	2,525	33,427	2,538	30,936
Redeemed	(62,631)	(830,583)	(46,367)	(595,194)
	59,131	782,849	27,368	332,206
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	1,155	15,308	537	6,322
Issued in reinvestment of distributions	24	323	33	403
Redeemed	(2)	(24)	(315)	(3,893)
	1,177	15,607	255	2,832
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	1,565,460	20,792,701	561,823	7,096,786
Issued in reinvestment of distributions	34,495	457,752	31,059	379,542
Redeemed	(606,632)	(8,121,696)	(339,862)	(4,240,419)
	993,323	13,128,757	253,020	3,235,909
G Class/Shares Authorized	345,000,000		345,000,000
Sold	3,604,859	48,826,402	4,772,971	59,605,570
Issued in reinvestment of distributions	1,104,417	14,644,568	1,327,852	16,199,796
Redeemed	(11,815,408)	(159,679,026)	(10,625,033)	(138,469,790)
	(7,106,132)	(96,208,056)	(4,524,210)	(62,664,424)
Net increase (decrease)	(2,321,103)	$(31,339,122)	(1,563,374)	$(24,833,382)

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Real Estate Fund
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	817,696	$21,737,769	922,855	$22,600,762
Issued in reinvestment of distributions	215,621	5,741,043	223,757	5,609,852
Redeemed	(1,762,150)	(46,617,382)	(2,273,824)	(55,579,874)
	(728,833)	(19,138,570)	(1,127,212)	(27,369,260)
I Class/Shares Authorized	55,000,000		55,000,000
Sold	183,220	4,883,481	344,185	8,379,741
Issued in reinvestment of distributions	45,007	1,203,384	50,541	1,271,228
Redeemed	(658,014)	(17,403,351)	(1,846,638)	(47,477,176)
	(429,787)	(11,316,486)	(1,451,912)	(37,826,207)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	39,196	1,043,047	675,335	19,007,300
Issued in reinvestment of distributions	65	1,737	106	2,633
Redeemed	(231,105)	(6,176,604)	(3,875)	(96,258)
	(191,844)	(5,131,820)	671,566	18,913,675
A Class/Shares Authorized	20,000,000		20,000,000
Sold	80,267	2,129,542	84,026	2,072,342
Issued in reinvestment of distributions	12,663	336,710	14,543	363,107
Redeemed	(165,613)	(4,368,580)	(288,528)	(7,196,390)
	(72,683)	(1,902,328)	(189,959)	(4,760,941)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	2,726	68,678	8,858	217,535
Issued in reinvestment of distributions	265	6,796	405	9,708
Redeemed	(20,832)	(531,423)	(21,371)	(505,702)
	(17,841)	(455,949)	(12,108)	(278,459)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	131,935	3,430,328	134,194	3,274,575
Issued in reinvestment of distributions	7,689	202,264	6,982	172,729
Redeemed	(149,911)	(3,907,579)	(132,690)	(3,308,025)
	(10,287)	(274,987)	8,486	139,279
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	2,554	68,461	4,931	118,989
Issued in reinvestment of distributions	99	2,644	279	6,962
Redeemed	(2,154)	(58,854)	(36,654)	(866,080)
	499	12,251	(31,444)	(740,129)
R6 Class/Shares Authorized	170,000,000		170,000,000
Sold	2,776,697	73,777,391	2,566,250	63,327,672
Issued in reinvestment of distributions	197,033	5,273,316	262,755	6,621,867
Redeemed	(7,084,061)	(187,836,929)	(3,256,653)	(82,107,268)
	(4,110,331)	(108,786,222)	(427,648)	(12,157,729)
Net increase (decrease)	(5,561,107)	$(146,994,111)	(2,560,231)	$(64,079,771)

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2025 and October 31, 2024 were as follows:

	2025			2024
	Distributions Paid From:			Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Ordinary Income	Long-term Capital Gains	Tax Return of Capital
Global Real Estate Fund	$23,126,497	—	—	$23,806,313	—	—
Real Estate Fund	$12,335,580	—	$1,165,052	$14,163,209	—	$654,896

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Global Real Estate Fund	Real Estate Fund
Federal tax cost of investments	$675,071,211	$435,102,823
Gross tax appreciation of investments	$154,219,686	$118,042,064
Gross tax depreciation of investments	(12,614,640)	(14,135,329)
Net tax appreciation (depreciation) of investments	141,605,046	103,906,735
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(132,008)	—
Net tax appreciation (depreciation)	$141,473,038	$103,906,735
Undistributed ordinary income	$23,394,524	—
Accumulated short-term capital losses	$(48,022,765)	$(8,300,090)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Real Estate Fund
Investor Class
2025	$13.77	0.27	(0.03)	0.24	(0.28)	—	—	(0.28)	$13.73	1.79%	1.11%	1.11%	1.99%	1.99%	137%	$152,305
2024	$10.61	0.22	3.25	3.47	(0.31)	—	—	(0.31)	$13.77	33.04%	1.12%	1.12%	1.81%	1.81%	130%	$127,409
2023	$10.90	0.25	(0.54)	(0.29)	—	—	—	—	$10.61	(2.75)%	1.11%	1.12%	2.17%	2.16%	132%	$77,939
2022	$16.20	0.15	(3.40)	(3.25)	(0.89)	(0.89)	(0.27)	(2.05)	$10.90	(23.17)%	1.11%	1.12%	1.23%	1.22%	143%	$72,710
2021	$11.76	0.28	4.29	4.57	(0.13)	—	—	(0.13)	$16.20	39.15%	1.11%	1.12%	1.89%	1.88%	150%	$38,701
I Class
2025	$13.81	0.29	(0.03)	0.26	(0.30)	—	—	(0.30)	$13.77	1.99%	0.91%	0.91%	2.19%	2.19%	137%	$190,355
2024	$10.64	0.25	3.25	3.50	(0.33)	—	—	(0.33)	$13.81	33.31%	0.92%	0.92%	2.01%	2.01%	130%	$166,247
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$144,904
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$61,072
2021	$11.77	0.31	4.29	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$47,539
Y Class
2025	$13.83	0.31	(0.03)	0.28	(0.32)	—	—	(0.32)	$13.79	2.14%	0.76%	0.76%	2.34%	2.34%	137%	$51,483
2024	$10.65	0.24	3.29	3.53	(0.35)	—	—	(0.35)	$13.83	33.58%	0.77%	0.77%	2.16%	2.16%	130%	$50,203
2023	$10.93	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.65	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$13,680
2022	$16.23	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.93	(22.90)%	0.76%	0.77%	1.58%	1.57%	143%	$13,704
2021	$11.78	0.31	4.31	4.62	(0.17)	—	—	(0.17)	$16.23	39.66%	0.76%	0.77%	2.24%	2.23%	150%	$47,389
A Class
2025	$13.72	0.23	(0.03)	0.20	(0.24)	—	—	(0.24)	$13.68	1.54%	1.36%	1.36%	1.74%	1.74%	137%	$2,731
2024	$10.57	0.20	3.23	3.43	(0.28)	—	—	(0.28)	$13.72	32.73%	1.37%	1.37%	1.56%	1.56%	130%	$2,629
2023	$10.89	0.22	(0.54)	(0.32)	—	—	—	—	$10.57	(2.94)%	1.36%	1.37%	1.92%	1.91%	132%	$2,194
2022	$16.18	0.10	(3.38)	(3.28)	(0.84)	(0.89)	(0.28)	(2.01)	$10.89	(23.41)%	1.36%	1.37%	0.98%	0.97%	143%	$2,280
2021	$11.74	0.25	4.29	4.54	(0.10)	—	—	(0.10)	$16.18	38.86%	1.36%	1.37%	1.64%	1.63%	150%	$2,773
C Class
2025	$13.56	0.13	(0.03)	0.10	(0.14)	—	—	(0.14)	$13.52	0.77%	2.11%	2.11%	0.99%	0.99%	137%	$727
2024	$10.44	0.10	3.20	3.30	(0.18)	—	—	(0.18)	$13.56	31.84%	2.12%	2.12%	0.81%	0.81%	130%	$776
2023	$10.84	0.13	(0.53)	(0.40)	—	—	—	—	$10.44	(3.78)%	2.11%	2.12%	1.17%	1.16%	132%	$266
2022	$16.11	—	(3.39)	(3.39)	(0.67)	(0.89)	(0.32)	(1.88)	$10.84	(23.94)%	2.11%	2.12%	0.23%	0.22%	143%	$405
2021	$11.69	0.08	4.34	4.42	—	—	—	—	$16.11	37.81%	2.11%	2.12%	0.89%	0.88%	150%	$699

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Real Estate Fund
R Class
2025	$13.69	0.19	(0.02)	0.17	(0.21)	—	—	(0.21)	$13.65	1.28%	1.61%	1.61%	1.49%	1.49%	137%	$2,867
2024	$10.54	0.16	3.23	3.39	(0.24)	—	—	(0.24)	$13.69	32.39%	1.62%	1.62%	1.31%	1.31%	130%	$2,066
2023	$10.89	0.19	(0.54)	(0.35)	—	—	—	—	$10.54	(3.21)%	1.61%	1.62%	1.67%	1.66%	132%	$1,303
2022	$16.17	0.07	(3.39)	(3.32)	(0.78)	(0.89)	(0.29)	(1.96)	$10.89	(23.61)%	1.61%	1.62%	0.73%	0.72%	143%	$1,225
2021	$11.74	0.22	4.27	4.49	(0.06)	—	—	(0.06)	$16.17	38.51%	1.61%	1.62%	1.39%	1.38%	150%	$1,138
R5 Class
2025	$13.81	0.29	(0.03)	0.26	(0.30)	—	—	(0.30)	$13.77	1.99%	0.91%	0.91%	2.19%	2.19%	137%	$31
2024	$10.64	0.26	3.24	3.50	(0.33)	—	—	(0.33)	$13.81	33.31%	0.92%	0.92%	2.01%	2.01%	130%	$15
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$9
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$6
2021	$11.77	0.29	4.31	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$8
R6 Class
2025	$13.82	0.31	(0.03)	0.28	(0.32)	—	—	(0.32)	$13.78	2.22%	0.76%	0.76%	2.34%	2.34%	137%	$32,133
2024	$10.64	0.27	3.26	3.53	(0.35)	—	—	(0.35)	$13.82	33.51%	0.77%	0.77%	2.16%	2.16%	130%	$18,500
2023	$10.92	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.64	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$11,555
2022	$16.22	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.92	(22.91)%	0.76%	0.77%	1.58%	1.57%	143%	$8,878
2021	$11.77	0.33	4.29	4.62	(0.17)	—	—	(0.17)	$16.22	39.69%	0.76%	0.77%	2.24%	2.23%	150%	$5,339
G Class
2025	$13.89	0.41	(0.02)	0.39	(0.43)	—	—	(0.43)	$13.85	2.93%	0.00%	0.76%	3.10%	2.34%	137%	$368,126
2024	$10.70	0.37	3.26	3.63	(0.44)	—	—	(0.44)	$13.89	34.54%	0.01%	0.77%	2.92%	2.16%	130%	$467,862
2023	$10.97	0.38	(0.55)	(0.17)	(0.10)	—	—	(0.10)	$10.70	(1.60)%	0.01%	0.77%	3.27%	2.51%	132%	$408,713
2022(3)	$14.27	0.19	(2.70)	(2.51)	(0.54)	—	(0.25)	(0.79)	$10.97	(18.96)%	0.01%	0.77%	2.45%	1.69%	143%(4)	$386,976

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 1, 2022 (commencement of sale) through October 31, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Real Estate Fund
Investor Class
2025	$27.55	0.49	(1.31)	(0.82)	(0.51)	—	(0.05)	(0.56)	$26.17	(2.94)%	1.16%	1.86%	113%	$264,057
2024	$21.13	0.48	6.44	6.92	(0.48)	—	(0.02)	(0.50)	$27.55	32.98%	1.15%	1.94%	96%	$298,037
2023	$24.80	0.50	(1.58)	(1.08)	(0.52)	(2.02)	(0.05)	(2.59)	$21.13	(5.03)%	1.15%	2.13%	117%	$252,479
2022	$34.39	0.26	(5.90)	(5.64)	(0.56)	(3.39)	—	(3.95)	$24.80	(18.82)%	1.15%	0.86%	127%	$299,405
2021	$24.39	0.33	10.16	10.49	(0.49)	—	—	(0.49)	$34.39	43.35%	1.15%	1.09%	127%	$416,961
I Class
2025	$27.66	0.55	(1.31)	(0.76)	(0.56)	—	(0.06)	(0.62)	$26.28	(2.74)%	0.96%	2.06%	113%	$43,810
2024	$21.22	0.53	6.46	6.99	(0.53)	—	(0.02)	(0.55)	$27.66	33.19%	0.95%	2.14%	96%	$58,002
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$75,305
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$134,733
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$192,535
Y Class
2025	$27.66	0.58	(1.31)	(0.73)	(0.60)	—	(0.06)	(0.66)	$26.27	(2.62)%	0.81%	2.21%	113%	$12,759
2024	$21.22	0.57	6.46	7.03	(0.56)	—	(0.03)	(0.59)	$27.66	33.39%	0.80%	2.29%	96%	$18,738
2023	$24.88	0.67	(1.66)	(0.99)	(0.59)	(2.02)	(0.06)	(2.67)	$21.22	(4.64)%	0.80%	2.48%	117%	$125
2022	$34.50	0.36	(5.93)	(5.57)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$246
2021	$24.46	0.44	10.20	10.64	(0.60)	—	—	(0.60)	$34.50	43.84%	0.80%	1.44%	127%	$442
A Class
2025	$27.50	0.42	(1.30)	(0.88)	(0.45)	—	(0.05)	(0.50)	$26.12	(3.20)%	1.41%	1.61%	113%	$17,691
2024	$21.10	0.42	6.42	6.84	(0.42)	—	(0.02)	(0.44)	$27.50	32.60%	1.40%	1.69%	96%	$20,620
2023	$24.75	0.43	(1.55)	(1.12)	(0.46)	(2.02)	(0.05)	(2.53)	$21.10	(5.20)%	1.40%	1.88%	117%	$19,828
2022	$34.34	0.18	(5.90)	(5.72)	(0.48)	(3.39)	—	(3.87)	$24.75	(19.03)%	1.40%	0.61%	127%	$24,243
2021	$24.35	0.26	10.15	10.41	(0.42)	—	—	(0.42)	$34.34	42.98%	1.40%	0.84%	127%	$35,997
C Class
2025	$26.47	0.20	(1.24)	(1.04)	(0.26)	—	(0.03)	(0.29)	$25.14	(3.94)%	2.16%	0.86%	113%	$435
2024	$20.32	0.22	6.18	6.40	(0.24)	—	(0.01)	(0.25)	$26.47	31.64%	2.15%	0.94%	96%	$930
2023	$23.92	0.25	(1.50)	(1.25)	(0.30)	(2.02)	(0.03)	(2.35)	$20.32	(5.92)%	2.15%	1.13%	117%	$960
2022	$33.30	(0.05)	(5.68)	(5.73)	(0.26)	(3.39)	—	(3.65)	$23.92	(19.65)%	2.15%	(0.14)%	127%	$1,606
2021	$23.62	0.03	9.84	9.87	(0.19)	—	—	(0.19)	$33.30	41.93%	2.15%	0.09%	127%	$2,360

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Real Estate Fund
R Class
2025	$27.20	0.36	(1.29)	(0.93)	(0.39)	—	(0.04)	(0.43)	$25.84	(3.44)%	1.66%	1.36%	113%	$11,714
2024	$20.87	0.35	6.36	6.71	(0.36)	—	(0.02)	(0.38)	$27.20	32.33%	1.65%	1.44%	96%	$12,612
2023	$24.52	0.37	(1.55)	(1.18)	(0.41)	(2.02)	(0.04)	(2.47)	$20.87	(5.50)%	1.65%	1.63%	117%	$9,501
2022	$34.05	0.11	(5.84)	(5.73)	(0.41)	(3.39)	—	(3.80)	$24.52	(19.22)%	1.65%	0.36%	127%	$10,137
2021	$24.15	0.18	10.06	10.24	(0.34)	—	—	(0.34)	$34.05	42.60%	1.65%	0.59%	127%	$12,434
R5 Class
2025	$27.66	0.55	(1.31)	(0.76)	(0.56)	—	(0.06)	(0.62)	$26.28	(2.77)%	0.96%	2.06%	113%	$128
2024	$21.22	0.60	6.39	6.99	(0.53)	—	(0.02)	(0.55)	$27.66	33.24%	0.95%	2.14%	96%	$121
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$760
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$765
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$1,004
R6 Class
2025	$27.65	0.59	(1.31)	(0.72)	(0.60)	—	(0.06)	(0.66)	$26.27	(2.62)%	0.81%	2.21%	113%	$183,668
2024	$21.21	0.57	6.46	7.03	(0.56)	—	(0.03)	(0.59)	$27.65	33.46%	0.80%	2.29%	96%	$306,995
2023	$24.88	0.58	(1.58)	(1.00)	(0.59)	(2.02)	(0.06)	(2.67)	$21.21	(4.68)%	0.80%	2.48%	117%	$244,574
2022	$34.49	0.36	(5.92)	(5.56)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$267,788
2021	$24.46	0.43	10.20	10.63	(0.60)	—	—	(0.60)	$34.49	43.84%	0.80%	1.44%	127%	$360,180

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Capital Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global Real Estate Fund and Real Estate Fund (the “Funds”), two of the funds constituting the American Century Capital Portfolios, Inc., as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 18, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreements

At a meeting held on June 25, 2025, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the Funds’ management agreements, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to each Fund, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to each Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The

Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Funds.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by each Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with each Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with each Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Global Real Estate Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

Real Estate Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one- and three-year periods and below for the five- and ten-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fees charged to the Funds are reasonable in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

Proxy Voting Results

A special meeting of shareholders of Global Real Estate Fund (the “Fund”) was held on February 27, 2025, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To reclassify the Fund from “diversified” to “non-diversified” under the Investment Company Act of 1940:

For:	$533,509,563
Against:	$21,645,032
Abstain:	$14,093,433
Broker non-votes:	N/A

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended October 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended October 31, 2025.

Corporate Dividends Received Deduction
Global Real Estate Fund	$23,417
Real Estate Fund	$19,744

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90979 2512

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)     The proxy disclosures are included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	December 23, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 23, 2025